Consolidated Statements of Comprehensive Loss - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net loss	$ 11.1	$ (12.4)	$ (72.7)	$ (72.5)
Other comprehensive loss:
Unrealized gain (loss) on cash flow hedges	(1.5)	(1.4)	(11.1)	(7.3)
Realized loss (gain) on settlement of cash flow hedges	1.7	0.1	4.0	0.1
Amortization of deferred losses related to the dedesignated Interest Rate Swap	0.0	0.0	3.0	0.0
Total other comprehensive income (loss)	0.2	(1.3)	(4.1)	(7.2)
Comprehensive income (loss)	11.3	(13.7)	(76.8)	(79.7)
Less: Net income attributable to ZoomInfo OpCo prior to the Reorganization Transactions	0.0	(13.7)	(12.8)	(79.7)
Less: Comprehensive income (loss) attributable to noncontrolling interests	6.3	0.0	(35.7)	0.0
Comprehensive income (loss) attributable to ZoomInfo Technologies Inc.	$ 5.0	$ 0.0	$ (28.3)	$ 0.0
DiscoverOrg Holdings
Net loss					$ (78.0)	$ (28.6)
Other comprehensive loss:
Change in unrealized loss on interest rate swaps					(6.0)
Total other comprehensive income (loss)					(6.0)	0.0
Comprehensive income (loss)					$ (84.0)	$ (28.6)